RESTRICTED LONG-TERM INVESTMENTS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
RESTRICTED LONG-TERM INVESTMENTS
Restricted long-term investments	CAD 49	CAD 0
Abandonment cots	48	0
Restricted cash	CAD 0	CAD 0